UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HODLINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds
Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$486,741	$489,639		0.02%
Lydian Partners II L.P.	7/1/2002	53,750,000	63,601,430		2.45

Total Convertible Arbitrage		54,236,741	64,091,069		2.47

Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	28,035,251		1.08
Avenue Europe Investments, L.P.	8/1/2004	38,000,000	44,026,174		1.70
ORN European Distressed Debt Fund LLC	11/1/2003	32,631,840	37,431,244		1.44

Total Distressed		88,731,840	109,492,669		4.22

Equity Long/Short - High Hedge
FrontPoint Healthcare Fund, L.P.	5/1/2003	22,000,000	27,786,785		1.07
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	29,000,000	32,181,195		1.24

Total Equity Long/Short - High Hedge		51,000,000	59,967,980		2.31

Equity Long/Short - Opportunistic
Atlas Advantage Fund, L.P.	7/1/2006	27,000,000	30,393,183		1.17
Delta Institutional, LP	3/1/2004	47,400,000	58,978,761		2.28
Elm Ridge Capital Partners, L.P.	7/1/2004	14,000,000	15,679,209		0.60
Gotham Asset Management (U.S.), L.P.	8/1/2003	1,999,839	2,403,274		0.09
Karsch Capital II, LP	5/1/2004	64,000,000	70,310,019		2.71
Lancer Partners, L.P.	7/1/2002	15,625,000	—	(a)	0.00
Lansdowne Global Financials Fund, L.P.	10/1/2004	52,000,000	71,376,421		2.75
Tiger Global, L.P.	1/1/2003	18,500,000	26,722,389		1.03
Value Partners China Hedge Fund LLC	2/1/2005	28,000,000	30,743,503		1.19
Visium Balanced Fund, LP	12/1/2005	60,000,000	65,760,402		2.54

Total Equity Long/Short - Opportunistic		328,524,839	372,367,161		14.36

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Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)
Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	$60,000,000	$64,284,720		2.48%

Total Event Driven Credit		60,000,000	64,284,720		2.48

Fixed Income Arbitrage
Endeavour Fund I LLC	3/1/2004	64,450,000	66,333,543		2.56
Platinum Grove Contingent Capital Partners, L.P.
(formerly, Oak Hill CCF Partners, L.P.)	2/1/2005	80,000,000	85,922,189		3.31

Total Fixed Income Arbitrage		144,450,000	152,255,732		5.87

Macro
Brevan Howard L.P.	8/1/2004	79,500,000	85,334,318		3.29
Peloton Multi-Strategy Fund, LP	6/1/2006	38,500,000	38,300,102		1.48

Total Macro		118,000,000	123,634,420		4.77

Merger/Risk Arbitrage
Deephaven Event Fund LLC	1/1/2006	104,300,000	116,401,663		4.49

Total Merger/Risk Arbitrage		104,300,000	116,401,663		4.49

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	65,750,000	85,397,674		3.29
Highland Spectrum Fund, LP	4/1/2006	70,427,065	72,793,710		2.81
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	17,068,910	18,117,482		0.70
New Ellington Credit Partners, LP	2/1/2006	90,000,000	94,887,608		3.66
Safe Harbor Fund, L.P. (b)	7/1/2002	18,750,000	8,800,416	(a)	0.34
Structured Servicing Holdings, L.P.	7/1/2002	40,825,940	51,954,523		2.00

Total Mortgage Arbitrage		302,821,915	331,951,413		12.80

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Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	$92,000,000	$50,104,767	1.93%
Citadel Wellington LLC	7/1/2002	101,250,000	141,894,542	5.47
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	115,171,336	130,184,549	5.02
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	34,000,000	46,841,671	1.81
HBK Fund L.P.	7/1/2002	104,161,678	128,541,000	4.96
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	62,227,534	2.40
Polygon Global Opportunities Fund LP	7/1/2005	140,000,000	162,344,988	6.26
Q Funding III, L.P.	7/1/2002	7,052,089	14,039,847	0.54
QVT Associates LP	9/1/2006	54,000,000	54,777,600	2.11

Total Multi-Strategy		685,135,103	790,956,498	30.50

Other Arbitrage
Laxey Investors L.P.	9/1/2004	56,000,000	64,445,037	2.48
Western Investment Activism Partners LLC	1/1/2006	52,124,131	55,463,026	2.14

Total Other Arbitrage		108,124,131	119,908,063	4.62

Relative Value Credit
Artesian GMSCAF (Onshore) Series LP - OP2	2/1/2006	21,626,034	22,591,307	0.87
Mariner - Credit Risk Advisors Relative Value Fund, LP	9/1/2003	13,000,000	16,517,794	0.64
Par IV Fund, L.P.	11/1/2004	12,000,000	14,185,614	0.55
Trilogy Financial Partners, L.P.	1/1/2003	25,000,000	31,697,152	1.22

Total Relative Value Credit		71,626,034	84,991,867	3.28

Restructurings and Value
Empyrean Capital Fund, LP	7/1/2004	17,218,296	18,961,861	0.73
One East Partners, LP	8/1/2006	58,000,000	58,999,270	2.27

Total Restructurings and Value		75,218,296	77,961,131	3.00

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Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Statistical Arbitrage
Thales Fund, L.P.	7/1/2002	$44,562,254	$46,727,865	1.80%

Total Statistical Arbitrage		44,562,254	46,727,865	1.80

Total Investments in Investment Funds		2,236,731,153	2,514,992,251	96.97

Short-Term Investments
State Street Euro Dollar Time Deposit 4.25% due 10/02/06		15,156,991	15,156,991	0.58

Total Short-Term Investments		15,156,991	15,156,991	0.58

Total Investments in Investment Funds and Short-Term Investments		$2,251,888,144	2,530,149,242	97.55

Other Assets, less Liabilities			63,454,448	2.45

Total Partners’ Capital			$2,593,603,690	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant’s investment adviser.
(b)	In liquidation.

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Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2006